UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-01976

Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

New York, NY 10019

(Address of principal executive offices) (Zip code)

Robert D. Goldfarb

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 686-6884

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sequoia Fund, Inc.

Schedule of Investments

March 31, 2015

(Unaudited)

Common Stocks (87.0%)

Shares		Value(a)
	Advertising (0.8%)
929,021	Omnicom Group Inc.	$72,445,058

	Aerospace/Defense (5.2%)
1,200,000	Precision Castparts Corp.	252,000,000
9,495,872	Qinetiq Group plc (United Kingdom)	26,890,391
12,089,546	Rolls-Royce Holdings plc (United Kingdom)	170,906,759

		449,797,150

	Apparel, Accessories & Luxury Goods (0.8%)
872,753	Compagnie Financiere Richemont SA (Switzerland)	70,319,572

	Application Software (1.0%)
257,100	Constellation Software, Inc. (Canada)	88,861,945

	Auto Parts (4.1%)
1,650,465	O’Reilly Automotive, Inc. (b)	356,896,552

	Biotechnology (1.0%)
1,844,051	Novozymes A/S - B Shares (Denmark)	84,391,676

	Construction & Engineering (0.8%)
1,455,996	Jacobs Engineering Group Inc. (b)	65,752,779

	Crude Oil & Gas Production (0.1%)
178,601	Canadian Natural Resources Limited (Canada)	5,484,837

	Dental Equipment (1.3%)
1,250,644	Sirona Dental Systems, Inc. (b)	112,545,454

	Diversified Companies (11.4%)
2,838	Berkshire Hathaway, Inc.-Class A (b)	617,265,000
2,512,604	Berkshire Hathaway, Inc.-Class B (b)	362,619,009

		979,884,009

	Diversified Manufacturing (0.7%)
761,792	Danaher Corporation	64,676,141

	Electrical & Mechanical Systems (0.4%)
771,799	EMCOR Group, Inc.	35,865,500

	Electronic Manufacturing Services (0.4%)
1,270,244	Trimble Navigation Limited (b)	32,010,149

	Flooring Products (2.5%)
1,140,877	Mohawk Industries, Inc. (b)	211,917,903

	Freight Transportation (0.0%)
62,653	Expeditors International, Inc.	3,018,621

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2015

(Unaudited)

Shares		Value(a)
	Healthcare (27.3%)
527,122	Perrigo Company plc (Ireland)	$87,265,047
11,281,224	Valeant Pharmaceuticals International, Inc. (Canada) (b)	2,240,676,711
430,615	West Pharmaceutical Services, Inc.	25,927,329
19,932	Zoetis, Inc.	922,652

		2,354,791,739

	Industrial & Construction Supplies (4.2%)
8,712,162	Fastenal Company	360,988,432

	Industrial Gases (1.0%)
685,180	Praxair, Inc.	82,728,633

	Industrial Machinery (0.8%)
3,500,367	IMI plc (United Kingdom)	66,203,372

	Information Processing (3.0%)
2,974,345	MasterCard, Inc.-Class A	256,953,665

	Insurance Brokers (0.4%)
1,119,143	Brown & Brown, Inc.	37,054,825

	Internet Software & Services (2.1%)
161,452	Google, Inc.-Class A (b)	89,557,424
161,452	Google, Inc.-Class C (b)	88,475,696

		178,033,120

	Investment Banking & Brokerage (0.9%)
432,800	The Goldman Sachs Group, Incorporated	81,353,416

	IT Consulting & Other Services (0.9%)
464,967	International Business Machines Corp.	74,627,203

	Precision Instruments (1.2%)
837,443	Waters Corp. (b)	104,110,914

	Property and Casualty Insurance (0.7%)
31,041	Admiral Group plc (United Kingdom)	704,504
4,325,671	Hiscox Ltd. (Bermuda)	54,605,875
20,894	Verisk Analytics, Inc.-Class A (b)	1,491,832

		56,802,211

	Retailing (9.7%)
39,465	Costco Wholesale Corp.	5,978,750
848,687	Tiffany & Co.	74,692,943
9,722,886	TJX Companies, Inc.	681,088,164
890,120	Wal-Mart Stores, Inc.	73,212,370

		834,972,227

	Specialty Chemicals (0.7%)
1,527,051	Croda International plc (United Kingdom)	62,044,304

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2015

(Unaudited)

Shares		Value(a)
	Specialty Retailers (0.8%)
1,285,581	Cabela’s, Inc. (b)	$71,966,824

	Veterinary Diagnostics (2.8%)
1,570,411	Idexx Laboratories, Inc. (b)	242,597,091

	Total Common Stocks (Cost $2,265,387,796)	7,499,095,322

Principal Amount
Corporate Bond (0.1%)
	Miscellaneous Securities (c)	3,073,434

	Total Corporate Bond (Cost $3,032,199)	3,073,434

U.S. Treasury Obligations (12.8%)
$1,100,000,000	U.S. Treasury Bills, 0.005% - 0.050% due 4/2/2015 through 5/21/2015	1,099,990,300

	Total U.S. Government Obligations (Cost $1,099,990,300)	1,099,990,300

	Total Investments (99.9%) (Cost $3,368,410,295)††	8,602,159,056
	Other Assets Less Liabilities 0.1%	13,113,145

	Net Assets (100.0%)	$8,615,272,201

††

The cost for federal income tax purposes is identical. At March 31, 2015, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $5,253,338,324 and $19,589,563 respectively.

(a)

Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NewYork Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

March 31, 2015

(Unaudited)

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)	Non-income producing security.

(c)	“Miscellaneous Securities” include holdings that are not restricted, have been held for not more than one year prior to March 31, 2015, and have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2015, there were no transfers into and out of Level 1 and 2 measurements in the fair value hierarchy. There were no level 3 securities held in the Fund during the quarter ended March 31, 2015.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2015:

	Common Stocks	Corporate Bond	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$7,499,095,322	$—	$—	$7,499,095,322
Level 2 - Other Significant Observable Inputs	—	3,073,434	1,099,990,300	1,103,063,734

Total	$7,499,095,322	$3,073,434	$1,099,990,300	$8,602,159,056

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)	/s/	Robert D. Goldfarb
Robert D. Goldfarb, President and Principal Executive Officer
(principal executive officer)

Date	5/22/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Robert D. Goldfarb
Robert D. Goldfarb, President and Principal Executive Officer
(principal executive officer)

Date	5/22/2015

By (Signature and Title)	/s/	Paul J. Greenberg
Paul J. Greenberg, Treasurer
(principal financial officer)

Date	5/22/2015